Oil and natural gas properties - Acquisitions and Divestitures (Details) - USD ($)	1 Months Ended																						9 Months Ended		12 Months Ended
	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Jul. 31, 2021	Jun. 30, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Nov. 30, 2020	Sep. 30, 2020	Aug. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Feb. 29, 2020	Dec. 31, 2019	Oct. 31, 2019	Sep. 30, 2019	Jul. 31, 2019	Jun. 30, 2019	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Oil and natural gas properties
Oil and natural gas properties sold																							$ 741,000	$ 3,041,000	$ 3,027,165
Asset retirement costs																										$ 3,031
Bakken Basin (Montana/North Dakota)
Oil and natural gas properties
Cash inflow (outflow) for customary post close adjustments																										52,000	$ 805,000
Bakken Basin (Montana/North Dakota) | Proved undeveloped oil and natural gas properties
Oil and natural gas properties
Proved undeveloped oil and natural gas properties acquired									$ 188,000							$ 89,000
Cash inflow (outflow) for customary post close adjustments																									3,000
Bakken Basin (Montana/North Dakota) | Proved oil and natural gas properties
Oil and natural gas properties
Proved undeveloped oil and natural gas properties acquired																						$ 24,707,000
Permian Basin (Texas)
Oil and natural gas properties
Cash inflow (outflow) for customary post close adjustments																									3,065,000	$ 93,000
Permian Basin (Texas) | Proved undeveloped oil and natural gas properties
Oil and natural gas properties
Proved undeveloped oil and natural gas properties acquired	$ 4,225,000	$ 8,527,000	$ 4,554,000	$ 13,608,000	$ 3,785,000	$ 12,000	$ 3,293,000	$ 619,000	$ 508,000	$ 1,480,000	$ 255,000	$ 1,835,000		$ 496,000	$ 3,136,000	88,000	$ 5,440,000
Permian Basin (Texas) | Proved oil and natural gas properties
Oil and natural gas properties
Proved undeveloped oil and natural gas properties acquired										$ 100,000							$ 1,800,000
Permian Basin (Texas) | Proved developed nonproducing oil and natural gas properties
Oil and natural gas properties
Proved undeveloped oil and natural gas properties acquired													$ 249,000			$ 57,000
Cash inflow (outflow) for customary post close adjustments													$ 36,000
Denver-Julesburg "DJ" (Colorado)
Oil and natural gas properties
Cash inflow (outflow) for customary post close adjustments																									1,149,000
Denver-Julesburg "DJ" (Colorado) | Proved oil and natural gas properties
Oil and natural gas properties
Proved undeveloped oil and natural gas properties acquired							36,697,000
Denver-Julesburg "DJ" (Colorado) | Proved developed nonproducing oil and natural gas properties
Oil and natural gas properties
Proved undeveloped oil and natural gas properties acquired							$ 3,669,000
Eagle Ford Basin (Texas) | Proved undeveloped oil and natural gas properties
Oil and natural gas properties
Proved undeveloped oil and natural gas properties acquired																			$ 5,932,000	$ 321,000	$ 125,000	$ 597,000
Eagle Ford Basin (Texas) | Proved oil and natural gas properties
Oil and natural gas properties
Proved undeveloped oil and natural gas properties acquired																		$ 527,000	$ 2,285,000	$ 1,179,000
Oil and natural gas properties sold																									$ 3,027,000
Minimum | Proved oil and natural gas properties
Oil and natural gas properties
Working interests in proved oil and natural gas properties																									0.01%	0.37%	0.43%
Net revenue interests in proved oil and natural gas properties																									0.01%	0.01%	0.33%
Maximum | Proved oil and natural gas properties
Oil and natural gas properties
Working interests in proved oil and natural gas properties																									34.79%	50.00%	43.86%
Net revenue interests in proved oil and natural gas properties																									25.61%	37.50%	36.92%